Government Grants (Tables)	12 Months Ended
Dec. 31, 2022
Government Grant [Abstract]
Summary of Deferred Government Grants

	2022	2021
	US$’000	US$’000
Deferred government grants	8,110	2,170
Current	451	304
Non-current	7,659	1,866